Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

American Municipal Income Portfolio Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07678

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of American Municipal Income Portfolio Inc. (the “Fund”) to be redeemed:

Remarketed Preferred Stock, Series T, liquidation preference $25,000 per share, (CUSIP # 027649201).

Remarketed Preferred Stock, Series TH, liquidation preference $25,000 per share (CUSIP # 027649300)

(2)	Date on which the securities are expected to be called or redeemed:

Remarketed Preferred Stock

Series	Date
Series T Series TH	May 7, 2014 May 9, 2014

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Shares of Remarketed Preferred Stock are to be redeemed pursuant to Section 4(a) of the Statement Establishing and Fixing the Rights and Preferences of Two Series of Remarketed Preferred Stock.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding Shares of Remarketed Preferred Stock, as set forth below:

Remarketed Preferred Stock

Series	Number of Shares
Series T Series TH	870 870

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of April, 2014.

AMERICAN MUNICIPAL INCOME PORTFOLIO INC.

By:	/s/ Richard J. Ertel
Name:	Richard J. Ertel
Title:	Secretary